Schedule of Fair Value on Recurring Basis (Details) - USD ($)		Jun. 30, 2026		Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Goodwill		$ 21,992,000		$ 21,991,721	$ 18,972,475
Earnout liability (Note 4)		500,000		990,673	14,850
Reverse Stock Split [Member]
Defined Benefit Plan Disclosure [Line Items]
Goodwill				21,992,000
Earnout liability (Note 4)				991,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Bifurcated embedded derivative asset – related party				9,000	63,000
Related Party [Member] | Reverse Stock Split [Member]
Defined Benefit Plan Disclosure [Line Items]
Bifurcated embedded derivative asset – related party				9,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Definite-lived intangibles		7,434,000	[1]	8,027,391	3,883,853
Goodwill		21,992,000	[1]	21,991,721	18,972,475
GEM warrant liabilities				378	15,000
Earnout liability (Note 4)		500,000		990,673
Yorkville convertible note				1,200,501
Agile term notes		70,000		1,728,487	3,143,000
1800 Diagonal convertible notes		754,000		746,987	432,000
Private Placement Convertible Notes		484,000		1,856,000
Private Placement Warrants		1,699,000		295,603
Boot Capital note		64,000		115,836
TVT Capital note		601,000
Fair Value, Inputs, Level 3 [Member] | Reverse Stock Split [Member]
Defined Benefit Plan Disclosure [Line Items]
Definite-lived intangibles	[1]			8,027,000
Goodwill	[1]			21,992,000
GEM warrant liabilities
Earnout liability (Note 4)				991,000
Yorkville convertible note				1,200,000
Agile term notes				1,728,000
1800 Diagonal convertible notes				747,000
Private Placement Convertible Notes				1,856,000
Private Placement Warrants				296,000
Boot Capital note				116,000
TVT Capital note
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Bifurcated embedded derivative asset – related party				9,000	63,000
Bifurcated embedded derivative liability – related party		34,000
Fair Value, Inputs, Level 3 [Member] | Related Party [Member] | Reverse Stock Split [Member]
Defined Benefit Plan Disclosure [Line Items]
Bifurcated embedded derivative asset – related party				9,000
Bifurcated embedded derivative liability – related party
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liabilities – public					$ 2,300
Fair Value, Inputs, Level 1 [Member] | Reverse Stock Split [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liabilities – public

[1]	For assets and liabilities that are measured at fair value on the acquisition date, see Note 4 – Acquisitions.